Stock Options (Details 5)	12 Months Ended
Oct. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.18
Stock Options Outstanding	4,910,000
Number exercisable	3,957,500
Remaining Contractual Life (Years)	2 years 6 months
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	1,990,000
Number exercisable	1,847,500
Remaining Contractual Life (Years)	1 year 8 months 12 days
Expiry period	July 2024
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	200,000
Number exercisable	200,000
Remaining Contractual Life (Years)	2 years 1 month 6 days
Expiry period	November 2024
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.28
Stock Options Outstanding	1,075,000
Number exercisable	750,000
Remaining Contractual Life (Years)	2 years 6 months
Expiry period	April 2025
Options [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.16
Stock Options Outstanding	1,150,000
Number exercisable	1,075,000
Remaining Contractual Life (Years)	2 years 7 months 6 days
Expiry period	May 2025
Options [Member] | Exercise Prices 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	85,000
Number exercisable	75,000
Remaining Contractual Life (Years)	3 years
Expiry period	November 2025
Options [Member] | Exercise Prices 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	410,000
Number exercisable	10,000
Remaining Contractual Life (Years)	3 years 6 months
Expiry period	April 2026